Goodwill and intangible assets - Estimated annual amortization expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and intangible assets
2023	$ 94,515
2024	93,838
2025	92,343
2026	91,808
2027	$ 91,253